Madison Aggregate Bond ETF
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 32.3%	Par	Value
Communications - 0.6%
AT&T, Inc.
4.25%, 03/01/2027	$150,000	$150,426
2.25%, 02/01/2032	90,000	77,173
Verizon Communications, Inc., 4.33%, 09/21/2028	200,000	200,938
Total Communications		428,537

Consumer Discretionary - 1.7%
BorgWarner, Inc., 5.40%, 08/15/2034	400,000	408,116
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025 (a)	260,000	259,166
Lowe's Cos., Inc., 4.25%, 04/01/2052	150,000	126,882
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	100,000	107,356
Tractor Supply Co., 5.25%, 05/15/2033	225,000	233,952
Total Consumer Discretionary		1,135,472

Consumer Staples - 1.0%
J M Smucker Co.
5.90%, 11/15/2028	100,000	106,437
6.20%, 11/15/2033	300,000	331,552
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	190,000	189,525
Total Consumer Staples		627,514

Energy - 4.6%
Devon Energy Corp., 5.20%, 09/15/2034	400,000	397,802
Energy Transfer LP
5.25%, 04/15/2029	200,000	205,533
6.55%, 12/01/2033	300,000	331,230
5.60%, 09/01/2034	60,000	62,351
Enterprise Products Operating LLC, 5.35%, 01/31/2033	250,000	262,168
Exxon Mobil Corp., 4.11%, 03/01/2046	275,000	244,819
Kinder Morgan, Inc., 5.55%, 06/01/2045	200,000	197,426
Marathon Petroleum Corp., 4.70%, 05/01/2025	350,000	349,619
MPLX LP, 4.80%, 02/15/2029	100,000	101,506
Murphy Oil USA, Inc., 5.63%, 05/01/2027	200,000	199,723
ONEOK, Inc., 5.80%, 11/01/2030	100,000	106,386
Phillips 66 Co., 4.95%, 12/01/2027	200,000	204,566
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (a)	150,000	148,290
Valero Energy Corp., 4.00%, 06/01/2052	250,000	193,536
Total Energy		3,004,955

Financials - 14.1%
AerCap Ireland Capital DAC – Designated Activity Company / AerCap Global Aviation Trust, 4.63%, 10/15/2027	650,000	653,367
Air Lease Corp., 1.88%, 08/15/2026	90,000	85,923
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	150,000	147,948
Ally Financial, Inc., 6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030	250,000	263,896
American Express Co.
5.28% to 07/27/2028 then SOFR + 1.28%, 07/27/2029	350,000	362,378
4.05%, 05/03/2029	20,000	20,025
Bank of America Corp.
1.66% to 03/11/2026 then SOFR + 0.91%, 03/11/2027	90,000	86,487
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	175,000	178,091
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	280,000	286,934
Bank of New York Mellon Corp., 4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	275,000	278,841
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	30,000	25,285
BlackRock, Inc., 4.75%, 05/25/2033	200,000	205,617
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029	125,000	128,095
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	170,000	178,982
Citigroup, Inc.
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	400,000	402,655
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	300,000	298,735
Fifth Third Bancorp
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	250,000	251,791
4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	120,000	115,196
Fiserv, Inc., 3.50%, 07/01/2029	100,000	96,555
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	325,000	326,561
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028	115,000	115,120
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	300,000	317,140
Intercontinental Exchange, Inc., 4.60%, 03/15/2033	150,000	151,341
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)	150,000	142,287
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	100,000	106,949
JPMorgan Chase & Co., 4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	350,000	357,150
KeyCorp, 4.10%, 04/30/2028	100,000	98,476
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	275,000	263,045
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	400,000	415,377
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032	90,000	76,296
PNC Financial Services Group, Inc.
5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	250,000	258,286
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	200,000	228,778
Public Storage Operating Co., 5.13%, 01/15/2029	175,000	182,401
Regions Financial Corp., 1.80%, 08/12/2028	200,000	180,505
State Street Corp., 5.82% to 11/04/2027 then SOFR + 1.72%, 11/04/2028	225,000	236,301
Synchrony Financial, 3.70%, 08/04/2026	275,000	269,809
Truist Financial Corp.
4.12% to 06/06/2027 then SOFR + 1.37%, 06/06/2028	175,000	173,682
5.87% to 06/08/2033 then SOFR + 2.36%, 06/08/2034	225,000	239,002
US Bancorp
4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	200,000	201,516
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	190,000	189,693
Wells Fargo & Co.
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	175,000	181,987
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	20,000	20,199
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	150,000	155,456
Weyerhaeuser Co., 3.38%, 03/09/2033	250,000	228,333
Total Financials		9,182,491

Health Care - 4.1%
AbbVie, Inc.
3.20%, 11/21/2029	240,000	229,365
5.40%, 03/15/2054	375,000	397,106
Amgen, Inc., 5.65%, 03/02/2053	250,000	262,641
Centene Corp., 2.45%, 07/15/2028	150,000	138,173
Eli Lilly & Co., 4.60%, 08/14/2034	250,000	253,429
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	400,000	407,297
6.38%, 11/22/2052	485,000	566,422
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	250,000	258,296
UnitedHealth Group, Inc., 4.20%, 05/15/2032	125,000	123,922
Zoetis, Inc., 3.00%, 05/15/2050	50,000	35,259
Total Health Care		2,671,910

Industrials - 1.9%
BAE Systems PLC, 5.30%, 03/26/2034 (a)	200,000	207,680
Boeing Co., 6.86%, 05/01/2054 (a)	250,000	274,262
Nordson Corp., 5.80%, 09/15/2033	100,000	107,648
Norfolk Southern Corp., 5.95%, 03/15/2064	250,000	276,473
Textron, Inc., 2.45%, 03/15/2031	100,000	87,379
United Rentals North America, Inc., 5.50%, 05/15/2027	260,000	260,244
Total Industrials		1,213,686

Materials - 0.8%
Ball Corp., 4.88%, 03/15/2026	190,000	189,230
Packaging Corp. of America, 4.05%, 12/15/2049	100,000	83,064
Vulcan Materials Co., 3.50%, 06/01/2030	110,000	105,188
WRKCo, Inc., 3.90%, 06/01/2028	150,000	147,152
Total Materials		524,634

Technology - 2.0%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	250,000	242,460
Cisco Systems, Inc., 5.05%, 02/26/2034	250,000	262,299
Dell International LLC / EMC Corp., 3.45%, 12/15/2051	200,000	146,328
Gartner, Inc., 4.50%, 07/01/2028 (a)	180,000	178,149
Intuit, Inc., 5.20%, 09/15/2033	250,000	263,463
Oracle Corp.
6.15%, 11/09/2029	150,000	162,170
3.95%, 03/25/2051	55,000	44,194
Total Technology		1,299,063

Utilities - 1.5%
AES Corp., 1.38%, 01/15/2026	300,000	287,836
Duke Energy Corp., 4.30%, 03/15/2028	180,000	180,094
Florida Power & Light Co., 2.88%, 12/04/2051	400,000	276,479
National Rural Utilities Cooperative Finance Corp., 4.80%, 03/15/2028	100,000	102,196
PECO Energy Co., 3.05%, 03/15/2051	200,000	141,463
Total Utilites		988,068
TOTAL CORPORATE BONDS (Cost $20,068,642)		21,076,330

MORTGAGE-BACKED SECURITIES - 30.3%
Federal Home Loan Mortgage Corp.
Pool G06168, 3.50%, 11/01/2040	132,137	126,579
Pool G08653, 3.00%, 07/01/2045	217,406	200,913
Pool G60722, 3.00%, 10/01/2046	273,100	251,348
Pool Q04092, 4.00%, 10/01/2041	177,288	175,367
Pool Q35614, 3.50%, 08/01/2045	277,909	262,884
Pool Q52955, 3.50%, 12/01/2047	119,250	112,609
Pool QA1033, 3.00%, 07/01/2049	208,814	190,646
Pool RA7380, 3.50%, 05/01/2052	417,238	390,265
Pool RA8278, 5.00%, 12/01/2052	222,326	222,485
Pool RB5105, 2.00%, 03/01/2041	105,797	92,431
Pool SB0546, 2.00%, 01/01/2036	374,771	345,680
Pool SC0151, 2.50%, 06/01/2041	353,448	319,967
Pool SD0960, 3.50%, 04/01/2052	529,996	499,821
Pool SD1859, 5.50%, 11/01/2052	130,547	133,338
Pool SD1921, 4.50%, 12/01/2052	351,760	348,760
Pool SD2172, 5.50%, 02/01/2053	361,791	370,533
Pool SD2875, 5.00%, 05/01/2053	841,420	853,071
Pool SD3174, 5.50%, 06/01/2053	465,801	474,569
Pool SD3739, 6.00%, 09/01/2053	528,240	545,840
Pool SD4901, 5.50%, 02/01/2054	291,663	296,347
Pool SD7552, 2.50%, 01/01/2052	652,134	571,292
Pool SD7556, 3.00%, 08/01/2052	487,461	443,381
Pool SD8214, 3.50%, 05/01/2052	86,071	80,220
Pool SD8266, 4.50%, 11/01/2052	1,120,772	1,101,776
Pool SD8267, 5.00%, 11/01/2052	175,436	175,525
Pool SD8268, 5.50%, 11/01/2052	106,538	107,823
Pool SD8276, 5.00%, 12/01/2052	444,535	444,760
Pool SD8299, 5.00%, 02/01/2053	227,655	227,624
Pool SD8363, 6.00%, 09/01/2053	726,667	743,152
Pool V80025, 3.00%, 04/01/2043	110,602	102,720
Pool V80026, 3.00%, 04/01/2043	261,532	242,894
Pool ZS8641, 2.50%, 02/01/2032	108,581	104,110
Federal National Mortgage Association
Pool 890696, 3.00%, 09/01/2030	114,815	112,095
Pool AB2080, 4.00%, 01/01/2041	159,572	157,671
Pool AB8818, 3.00%, 03/01/2043	87,786	81,439
Pool AJ4046, 4.00%, 10/01/2041	166,918	165,751
Pool AL3072, 3.00%, 02/01/2043	366,223	339,971
Pool AL8924, 3.00%, 12/01/2030	136,107	133,398
Pool AO4134, 3.50%, 06/01/2042	226,294	216,255
Pool AP2133, 3.50%, 08/01/2042	207,780	198,520
Pool AP7363, 4.00%, 10/01/2042	242,667	238,579
Pool BV4133, 2.50%, 03/01/2052	341,963	297,188
Pool CB2548, 2.50%, 01/01/2052	104,404	90,790
Pool CB2601, 2.00%, 01/01/2052	125,825	106,119
Pool CB3105, 2.00%, 03/01/2052	637,691	537,389
Pool CB3115, 3.00%, 03/01/2052	599,978	545,445
Pool CB3845, 3.50%, 06/01/2052	434,049	406,002
Pool CB4383, 4.50%, 08/01/2052	443,480	438,587
Pool FM5530, 4.00%, 11/01/2050	379,425	368,645
Pool FS1704, 4.00%, 05/01/2052	242,440	234,947
Pool FS2605, 4.50%, 08/01/2052	115,125	113,298
Pool FS4049, 2.50%, 09/01/2036	393,068	371,432
Pool FS4138, 2.50%, 04/01/2052	401,210	349,552
Pool FS4296, 3.00%, 01/01/2049	433,487	402,181
Pool FS4996, 4.50%, 07/01/2053	403,045	397,773
Pool FS5575, 5.50%, 09/01/2053	137,844	140,662
Pool FS7759, 5.50%, 05/01/2054	246,186	249,602
Pool MA2177, 4.00%, 02/01/2035	171,227	170,365
Pool MA4571, 2.50%, 03/01/2042	523,244	469,794
Pool MA4806, 5.00%, 11/01/2052	545,797	546,709
Pool MA4841, 5.00%, 12/01/2052	992,369	994,008
Pool MA4842, 5.50%, 12/01/2052	237,928	241,319
Pool MA5013, 4.50%, 05/01/2038	99,516	99,757
TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,074,484)		19,773,973

U.S. TREASURY SECURITIES - 28.7%
United States Treasury Note/Bond
4.50%, 07/15/2026	1,250,000	1,267,139
4.63%, 06/15/2027	750,000	770,010
4.00%, 06/30/2028	1,500,000	1,521,797
4.38%, 08/31/2028	600,000	617,039
4.88%, 10/31/2028	2,000,000	2,096,719
4.00%, 07/31/2030	2,700,000	2,750,941
3.50%, 02/15/2033	2,400,000	2,356,031
4.38%, 05/15/2034	2,850,000	2,981,367
3.88%, 05/15/2043	1,000,000	961,640
4.63%, 05/15/2044	900,000	952,875
4.13%, 08/15/2053	2,500,000	2,486,133
TOTAL U.S. TREASURY SECURITIES (Cost $18,327,777)		18,761,691

ASSET-BACKED SECURITIES - 3.8%
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	110,000	110,433
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	130,000	129,472
Chase Auto Owner Trust, Series 2023-AA, Class A2, 5.90%, 03/25/2027 (a)	534,498	536,954
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 08/15/2028	200,000	201,423
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029 (a)	83,282	83,447
Enterprise Fleet Financing
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	28,056	28,297
Series 2023-1, Class A2, 5.51%, 01/22/2029 (a)	31,976	32,147
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%, 11/18/2025	197,427	195,962
LAD Auto Receivables Trust, Series 2023-2A, Class A2, 5.93%, 06/15/2027 (a)	52,789	52,942
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/2029	50,000	50,183
PHH Arval
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (a)	129,864	130,984
Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	228,920	232,721
Santander Revolving Auto Loan Trust, Series 2019-A, Class C, 3.00%, 01/26/2032 (a)	25,000	24,889
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(b)	436,732	441,115
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	250,000	257,330
TOTAL ASSET-BACKED SECURITIES (Cost $2,487,707)		2,508,299

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
Fannie Mae Connecticut Avenue Securities, Series 2022-R01, Class 1M1, 6.28% (30 day avg SOFR US + 1.00%), 12/25/2041 (a)	169,272	168,955
Federal Home Loan Mortgage Corp., Series K066, Class A2, 3.12%, 06/25/2027	100,000	97,815
Federal National Mortgage Association
Series 2017-M15, Class ATS2, 3.21%, 11/25/2027 (b)	205,295	200,703
Series 2020-44, Class TI, 5.50%, 12/25/2035 (c)	539,901	81,576
Series 2022-M1, Class A2, 1.72%, 10/25/2031 (b)	530,000	449,089
Flagstar Mortgage Trust, Series 2021-9INV, Class A1, 2.50%, 09/25/2041 (a)(b)	206,568	186,911
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.84%, 01/25/2048 (a)(b)	80,000	79,411
Series 2020-K106, Class B, 3.68%, 03/25/2053 (a)(b)	100,000	93,935
Government National Mortgage Association, Series 2024-153, Class AB, 4.50%, 03/16/2065	500,000	490,760
JP Morgan Mortgage Trust
Series 2021-6, Class A4, 2.50%, 10/25/2051 (a)(b)	100,601	90,067
Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(b)	236,464	240,094
Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.00%, 06/25/2043 (b)	235,977	212,841
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,335,057)		2,392,157

TOTAL INVESTMENTS - 98.8% (Cost $62,293,667)		64,512,450
Money Market Deposit Account - 0.8% (d)		548,990
Other Assets in Excess of Liabilities - 0.4%		259,425
TOTAL NET ASSETS - 100.0%		$65,320,865

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $4,327,733 or 6.6% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(c)	Interest only security.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.70%.

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison ETF Trust, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Madison Aggregate Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$21,076,330	$–	$21,076,330
Mortgage-Backed Securities	–	19,773,973	–	19,773,973
U.S. Treasury Securities	–	18,761,691	–	18,761,691
Asset-Backed Securities	–	2,508,299	–	2,508,299
Collateralized Mortgage Obligations	–	2,392,157	–	2,392,157
Total Investments	$–	$64,512,450	$–	$64,512,450

Refer to the Schedule of Investments for further disaggregation of investment categories.

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